Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Notes Receivable from Participants	$ 608,214
Total assets held for investment	$ 124,317,810
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	425.00%
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	950.00%
Investment, Identifier [Axis]: Allspring Special Small Cap Value R6 | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 336
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	342
Investment, Identifier [Axis]: BlackRock Lifepath Index 2030 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,768,047
Investment, Identifier [Axis]: BlackRock Lifepath Index 2035 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	4,962,255
Investment, Identifier [Axis]: BlackRock Lifepath Index 2040 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	9,373,156
Investment, Identifier [Axis]: BlackRock Lifepath Index 2045 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,270,918
Investment, Identifier [Axis]: BlackRock Lifepath Index 2050 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,545,706
Investment, Identifier [Axis]: BlackRock Lifepath Index 2055 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,209,574
Investment, Identifier [Axis]: BlackRock Lifepath Index 2060 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,559,311
Investment, Identifier [Axis]: BlackRock Lifepath Index 2065 Fund G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	530,200
Investment, Identifier [Axis]: BlackRock Lifepath Index Retirement G | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,473,451
Investment, Identifier [Axis]: CIT Small-Cap Value Fund III CI I1 | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,832,611
Investment, Identifier [Axis]: Dreyfus Government Secs Cash Mgmt Admin | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,055
Investment, Identifier [Axis]: Dreyfus Government Securities Cash Management Administrative Shares | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	127,065
Investment, Identifier [Axis]: Empower S&P 500 Index Separate Account | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	30,222,901
Investment, Identifier [Axis]: Fidelity Institutional AM Total International Equity | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,884,942
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,835,889
Investment, Identifier [Axis]: Flexpath Stable Value CL I1 | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	17,518,614
Investment, Identifier [Axis]: Large Cap Value Fund Class I1 | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,855,978
Investment, Identifier [Axis]: MFS Value R6 | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	678
Investment, Identifier [Axis]: Mass Mutual Total Return Bond I | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,055,535
Investment, Identifier [Axis]: MassMutual GIA | Guaranteed Interest Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,910
Investment, Identifier [Axis]: Pimco Income Instl | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	599,570
Investment, Identifier [Axis]: Principal Blue Chip R6 | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,165,526
Investment, Identifier [Axis]: Rayonier Inc. Common Stock Fund | Company Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,466,927
Investment, Identifier [Axis]: Small Cap Growth L1 | Common Collective Trust Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,286,262
Investment, Identifier [Axis]: Vanguard Intermediate Term Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,565,775
Investment, Identifier [Axis]: Vanguard Mid Cap Index Admiral | Pooled Separate Investment Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	4,785,897
Investment, Identifier [Axis]: iShares MSCI EAFE International Index K | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,331,415
Investment, Identifier [Axis]: iShares S&P 500 Index K | Mutual Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 469,750